Annual Total Returns - FidelityGlobalHighIncomeFund-RetailPRO - FidelityGlobalHighIncomeFund-RetailPRO - Fidelity Global High Income Fund - Fidelity Global High Income Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	1.62%
Annual Return 2015	(2.29%)
Annual Return 2016	11.89%
Annual Return 2017	10.60%
Annual Return 2018	(4.08%)
Annual Return 2019	12.89%
Annual Return 2020	5.30%
Annual Return 2021	3.47%
Annual Return 2022	(10.67%)
Annual Return 2023	10.21%